Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Differences between the effective and statutory income tax rates
	2016		2015
	Amount	Percent	Amount	Percent

Federal statutory rates	$(529,651)	34.0%	$(532,519)	34.0%
State income taxes	(77,890)	5.0%	(78,312)	5.0%
Pass through loss to LLC members	-	0.0%	303,519	-19.4%
Stock compensation	173,864	-11.2%	44,039	-2.8%
Valuation allowance against net deferred tax assets	433,677	-27.8%	263,273	-16.8%
Effective rate	$-	0.0%	$-	0.0%

Significant components of the deferred tax assets
	2016	2015
Deferred income tax asset
Net operating loss carryforwards	$696,949	$263,273
Total deferred income tax asset	696,949	263,273
Less: valuation allowance	(696,949)	(263,273)
Total deferred income tax asset	$-	$-